Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Goodwill [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill	The changes in the carrying amount of goodwill for the years ended March 31, 2023 and 2024 were as follows:
Total
RMB

Balance as of March 31, 2022
Goodwill	40,684
Accumulated impairment loss	-
40,684

Transaction during the year
Impairment	(40,684)
Balance as of March 31, 2023
Goodwill	40,684
Accumulated impairment loss	(40,684)
-

Balance as of March 31, 2024
Goodwill	40,684
Accumulated impairment loss	(40,684)
-